Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000112291 [Member] | TransUnion [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000112291 [Member] | Aon PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000112291 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000112291 [Member] | Accenture PLC A [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000112291 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000112291 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000112291 [Member] | Amphenol Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000112291 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000112291 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000112291 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000112291 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000112291 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000112291 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	43.20%
C000112291 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000112291 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000112291 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000112291 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000112291 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000112291 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000112291 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000112291 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000112291 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.30%
C000002025 [Member] | TransUnion [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000002025 [Member] | Aon PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000002025 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000002025 [Member] | Accenture PLC A [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000002025 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000002025 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000002025 [Member] | Amphenol Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000002025 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000002025 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000002025 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000002025 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002025 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000002025 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	43.20%
C000002025 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000002025 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000002025 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000002025 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000002025 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000002025 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000002025 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000002025 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002025 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.30%
C000002024 [Member] | TransUnion [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000002024 [Member] | Aon PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000002024 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000002024 [Member] | Accenture PLC A [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000002024 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000002024 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000002024 [Member] | Amphenol Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000002024 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000002024 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000002024 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000002024 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002024 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000002024 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	43.20%
C000002024 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000002024 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000002024 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000002024 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000002024 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000002024 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000002024 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000002024 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002024 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.30%
C000002036 [Member] | TransUnion [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000002036 [Member] | Aon PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000002036 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000002036 [Member] | Accenture PLC A [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000002036 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000002036 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000002036 [Member] | Amphenol Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000002036 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000002036 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000002036 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000002036 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002036 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000002036 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	43.20%
C000002036 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000002036 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000002036 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000002036 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000002036 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000002036 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000002036 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000002036 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002036 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.30%
C000002034 [Member] | TransUnion [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000002034 [Member] | Aon PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000002034 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000002034 [Member] | Accenture PLC A [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000002034 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000002034 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000002034 [Member] | Amphenol Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000002034 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000002034 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000002034 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000002034 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002034 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000002034 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	43.20%
C000002034 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000002034 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000002034 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000002034 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000002034 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000002034 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000002034 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000002034 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002034 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.30%
C000002031 [Member] | TransUnion [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000002031 [Member] | Aon PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000002031 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000002031 [Member] | Accenture PLC A [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000002031 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000002031 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000002031 [Member] | Amphenol Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000002031 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000002031 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000002031 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000002031 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002031 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000002031 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	43.20%
C000002031 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000002031 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000002031 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000002031 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000002031 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000002031 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000002031 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000002031 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002031 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.30%
C000002030 [Member] | TransUnion [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000002030 [Member] | Aon PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000002030 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000002030 [Member] | Accenture PLC A [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000002030 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000002030 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000002030 [Member] | Amphenol Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000002030 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000002030 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000002030 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000002030 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002030 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000002030 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	43.20%
C000002030 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000002030 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000002030 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000002030 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000002030 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000002030 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000002030 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000002030 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002030 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.30%
C000002029 [Member] | TransUnion [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000002029 [Member] | Aon PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000002029 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000002029 [Member] | Accenture PLC A [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000002029 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000002029 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000002029 [Member] | Amphenol Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000002029 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000002029 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000002029 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000002029 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002029 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000002029 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	43.20%
C000002029 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000002029 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000002029 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000002029 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000002029 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000002029 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000002029 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000002029 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002029 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.30%
C000002023 [Member] | TransUnion [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000002023 [Member] | Aon PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000002023 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000002023 [Member] | Accenture PLC A [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000002023 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000002023 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000002023 [Member] | Amphenol Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000002023 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000002023 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000002023 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000002023 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002023 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000002023 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	43.20%
C000002023 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000002023 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000002023 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000002023 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000002023 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000002023 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000002023 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000002023 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002023 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.30%